Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to multi-annual variable objectives, Senior management (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025 EUR (€) employee people variable_remuneration	Dec. 31, 2024 EUR (€) employee people	Dec. 31, 2023 employee
Disclosure of transactions between related parties [line items]
Number of persons | employee	198,403	206,753	212,764
Senior Management
Disclosure of transactions between related parties [line items]
Number of persons | people	15	14
Senior Management | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Number of persons | employee	15	14
Cash payment	€ 4,521	€ 3,485
Instrument payment	4,522	3,486
Total	€ 9,043	€ 6,971
Number of variable long-term employee benefits, deferred remuneration | variable_remuneration	3
Variable long-term employee benefits, deferred remuneration	€ 12,919